Summary of Significant Accounting Policies (Details 4) (Recurring basis, USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Quoted Prices in Active Markets for Identical Items (Level 1)
Financial assets and liabilities measured at fair value on a recurring basis
Assets	$ 112,000	$ 35,663,000	$ 3,264,003
Quoted Prices in Active Markets for Identical Items (Level 1) | Money market mutual funds
Financial assets and liabilities measured at fair value on a recurring basis
Assets		35,551,000	3,050,003
Quoted Prices in Active Markets for Identical Items (Level 1) | Restricted cash
Financial assets and liabilities measured at fair value on a recurring basis
Assets	112,000	112,000	214,000
Significant Unobservable Inputs (Level 3)
Financial assets and liabilities measured at fair value on a recurring basis
Liabilities	95,741	350,519	1,393,674
Significant Unobservable Inputs (Level 3) | Warrants to purchase stock | Redeemable preferred stock
Financial assets and liabilities measured at fair value on a recurring basis
Liabilities		350,519	1,393,674
Total
Financial assets and liabilities measured at fair value on a recurring basis
Assets	112,000	35,663,000	3,264,003
Liabilities	95,741	350,519	1,393,674
Total | Warrants to purchase stock | Redeemable preferred stock
Financial assets and liabilities measured at fair value on a recurring basis
Liabilities		350,519	1,393,674
Total | Money market mutual funds
Financial assets and liabilities measured at fair value on a recurring basis
Assets		35,551,000	3,050,003
Total | Restricted cash
Financial assets and liabilities measured at fair value on a recurring basis
Assets	$ 112,000	$ 112,000	$ 214,000